Other assets	6 Months Ended
Jun. 30, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other assets
10	Other assets

Other assets consist of the following:

	As of
	December 31, 2019	June 30, 2020

Current
Deposits	4,859	6,428
Prepayments	2,793	2,922
Loan and interest receivable (Note)	—	2,080
VAT receivable	353	650
Others	978	1,667
	8,983	13,747

Non-current
Rental deposits	109	185

Note:

As of June 30, 2020, the amount represents a loan of HK$15.6 million (equivalent to US$2,013) to a third party which was interest-bearing at 9% per annum, unsecured, and due in August 2020, and the corresponding interest receivable of HK$0.5 million (equivalent to US$67) which was repayable on demand.